Due to Related Party	3 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Due to Related Party

3.	Due to Related Party
The Company’s sole director, President and Chief Executive Officer is owed $4,000 per month for services rendered. The Company has charged $24,000 to operations for the six months ended June 30, 2012 and 2011. On March 31, 2012 the Company settled $80,000 of amounts owing by issuing 40,000,000 shares at $0.002 per share. As at June 30, 2012 a total of $47,000 was owed. This amount is unsecured, non-interest bearing and due on demand.